Beijing Fucheng Lianbao Technology Co., Ltd Transaction	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Beijing Fucheng Lianbao Technology Co., Ltd Transaction [Abstract]
BEIJING FUCHENG LIANBAO TECHNOLOGY CO., LTD TRANSACTION

NOTE 6 — BEIJING FUCHENG LIANBAO TECHNOLOGY CO., LTD TRANSACTION

On February 10, 2021, the Company closed a transaction pursuant to which it acquired (via Beijing Fucheng in which it holds 24% and engaged in a VIE structure) all of the shares of Beijing Yibao Technology Co., Ltd., and indirectly its fully owned subsidiary Beijing Fucheng Insurance Brokerage Co., Ltd. (the “Fucheng Insurance Transaction”).

The table set forth below summarizes the estimates of the fair value of assets acquired and liabilities assumed and resulting gain on bargain purchase. In addition, the following table summarizes the allocation of the preliminary purchase price as of the acquisition date:

Beijing Fucheng Lianbao Technology Co., Ltd transaction, Purchase Price Allocation

Total cash consideration	$5,711
Total Purchase Consideration	$5,711

Less:

Net working capital	$926
Property and equipment	26
License	4,814
Current liabilities	(55)
Fair value of net assets acquired	$5,711

NOTE 12 — BEIJING FUCHENG LIANBAO TECHNOLOGY CO., LTD TRANSACTION

On February 10, 2021, the Company closed a transaction pursuant to which it acquired (via Beijing Fucheng in which it holds 24% and engaged in a VIE structure) all of the shares of Beijing Yibao Technology Co., Ltd., and indirectly its fully owned subsidiary Beijing Fucheng Insurance Brokerage Co., Ltd. (the “Fucheng Insurance Transaction”).

The table set forth below summarizes the estimates of the fair value of assets acquired and liabilities assumed and resulting gain on bargain purchase. In addition, the following table summarizes the allocation of the preliminary purchase price as of the acquisition date:

Beijing Fucheng Lianbao Technology Co., Ltd transaction, Purchase Price Allocation

(USD in thousands)

Total cash consideration	$5,711
Total Purchase Consideration	$5,711

Less:
Net working capital	$926
Property and equipment	26
License	4,814
Current liabilities	(55)
Fair value of net assets acquired	$5,711